Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Derivative Financial Instruments

	Assets		Liability
	2021 RMB million	2020 RMB million	2021 RMB million	2020 RMB million
Fuel forward contracts	—	399	—	1
Interest rate swaps	—	—	46	140

Total	—	399	46	141

Less: current portion
— Fuel forward contracts	—	362	—	1
— Interest rate swaps	—	—	1	2

Current portion	—	362	1	3

Non-current portion	—	37	45	138